FINANCIAL RISK MANAGEMENT - Interest rate risk (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Borrowings.	$ 5,436,615	$ 3,785,980	$ 6,096,182
% of total borrowings	100.00%	100.00%
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings.	$ 4,296,342	$ 2,707,546
% of total borrowings	79.00%	72.00%
Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings.	$ 903,054	$ 362,772
% of total borrowings	17.00%	10.00%
Does not bear interest
Disclosure of financial instruments by type of interest rate [line items]
Borrowings.	$ 237,219	$ 715,662
% of total borrowings	4.00%	19.00%